Accounts receivable and other receivables (Tables)	12 Months Ended
Mar. 30, 2019
Receivables [Abstract]
Summary of Accounts Receivable, Net of Allowance for Doubtful Accounts
Accounts receivable, net of allowance for doubtful accounts, at March 30, 2019 and March 30, 2018 consist of the following:

	As of
	March 30, 2019	March 31, 2018*
	(In thousands)

Customer trade receivables	$1,268	$1,485
Other receivables	2,269	4,360

	$3,537	$5,845

Schedule of Continuity of Allowance for Doubtful Accounts
Continuity of the allowance for doubtful accounts is as follows (in thousands):

Balance March 26, 2016 *	$	220
Additional Provisions recorded		81
Net Write offs		(15)
Balance March 25, 2017 *		286
Additional Provisions recorded		227
Balance March 31, 2018 *		513
Additional Provisions recorded		170
Net Write offs		(249)
Balance March 30, 2019	$	434

(*) Recast (refer to note 1)